Trade and other payables	12 Months Ended
Aug. 31, 2022
Trade and other payables.
Trade and other payables

13. Trade and other payables

	2022	2021
	$	$
Trade payable	737,946	560,870
Sales taxes payable	21,547	34,076
Government remittances	9,450	46,030
Salaries and vacation payable	261,388	207,078
	1,030,331	848,054